CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 88,107	$ 802,606
Prepaid expenses	150,069	188,617
Due from certain Initial Stockholders	135,440
Total Current Assets	373,616	991,223
Prepaid insurance, long-term		102,849
Cash and marketable securities held in Trust Account	24,678,170	116,738,316
TOTAL ASSETS	25,051,786	117,832,388
Current liabilities:
Accounts payable and accrued expenses	666,832	244,793
Income taxes payable	395,019
Total Liabilities	1,061,851	244,793
Commitments
Common stock subject to possible redemption; $0.0001 par value; 2,378,249 and 11,500,000 shares at $10.23 and $10.15 redemption value at December 31, 2022 and 2021, respectively	24,322,162	116,725,000
Stockholders' (Deficit) Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding as of December 31, 2022 and 2021, respectively	334	334
Additional paid-in capital	251,389	1,267,993
Accumulated deficit	(583,950)	(405,732)
Total Stockholders' (Deficit) Equity	(332,227)	862,595
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 25,051,786	$ 117,832,388